                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2012
                                                  -------------

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):       [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Aspen Investment Management Inc.
Address:  4020 E. Beltline Ave NE, Suite 103
          Grand Rapids, MI  49525

Form 13F File Number:  28-14711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:     William John Alphenaar
Title:    President
Phone:    616-361-2500

Signature, Place, and Date of Signing:

/s/ William John Alphenaar        Grand Rapids, MI        July 11, 2012
     [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


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[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)















































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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:      127
                                         ------------

Form 13F Information Table Value Total:    $144,313
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

List of Other Managers Reporting for this Manager:

None.

                                      FORM 13F INFORMATION TABLE
           COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
---------------------------      --------------     ---------  --------  ------------------  ---------- -------- ----------------
                                                                 VALUE   SHRS OR  SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS SOLE SHARED NONE
---------------------------      --------------     ---------  --------  -------  ---  ----  ---------- -------- ---- ------ ----
Interoil Corp                    COM                460951106   15,777    226353   sh           SOLE                         NONE
Interoil Corp                    COM                460951106      115      1650   sh           OTHER                        NONE
Ishares Int Corp Bond ETF        BARCLAYS INTER CR  464288638    9,027   82570.6   sh           SOLE                         NONE
Spdr S&P Dividend ETF            S&P DIVID ETF      78464A763    6,829    122710   sh           SOLE                         NONE
SPDR Unit Trust                  TR UNIT            78462F103    5,032     36970   sh           SOLE                         NONE
Ishares Tr S&P Smallcap          S&P SMLCAP 600     464287804    4,282     58441   sh           SOLE                         NONE
Ishares Tr Msci EAFE Fd          MSCI EFA INDEX     464287465    3,390     67863   sh           SOLE                         NONE
Pfizer Inc                       COM                717081103    3,269    142142   sh           SOLE                         NONE
Pfizer Inc                       COM                717081103      673     29244   sh           OTHER                        NONE
Waste Management Inc.            COM                94106L109    2,769  82905.58   sh           OTHER                        NONE
Waste Management Inc.            COM                94106L109      518     15500   sh           SOLE                         NONE
Intl Business Machines           COM                459200101    2,589  13238.58   sh           SOLE                         NONE
Exxon Mobil Corporation          COM                30231G102    2,543     29720   sh           SOLE                         NONE
Ishares US Preferred Stock Fund  COM                464288687    2,541  65103.77   sh           SOLE                         NONE
Pimco 0-5 Year High Yld ETF      0-5 HIGH YIELD     72201R783    2,367     23652   sh           SOLE                         NONE
Microsoft Corp                   COM                594918104    2,173     71036   sh           SOLE                         NONE
General Electric                 COM                369604103    2,098    100671   sh           SOLE                         NONE
General Electric                 COM                369604103      208     10000   sh           OTHER                        NONE
Chevron                          COM                166764100    2,061     19535   sh           SOLE                         NONE
Johnson & Johnson                COM                478160104    1,823     26978   sh           SOLE                         NONE
Ishares Tr Russell 2000 Value    RUSL 2000 VALU     464287630    1,774     25200   sh           SOLE                         NONE
Vanguard Emerging Market         MSCI EMR MKT ETF   922042858    1,658     41534   sh           SOLE                         NONE
Intel Corp                       COM                458140100    1,655     62119   sh           SOLE                         NONE
Verizon Communications           COM                92343V104    1,609     36210   sh           SOLE                         NONE
Du Pont E I De Nemour            COM                263534109    1,572     31091   sh           SOLE                         NONE
Amgen Incorporated               COM                031162100    1,539     21115   sh           SOLE                         NONE
Apple Computer Inc               COM                037833100    1,527      2615   sh           SOLE                         NONE
Yum Brands Inc                   COM                988498101    1,519     23575   sh           SOLE                         NONE
Vanguard Reit                    REIT ETF           922908553    1,505     23005   sh           SOLE                         NONE
Auto Data Processing             COM                053015103    1,456     26150   sh           SOLE                         NONE
Vanguard Short Corp Bond ETF     SHRT-TERM CORP     92206C409    1,398     17660   sh           SOLE                         NONE
Home Depot Inc                   COM                437076102    1,355     25568   sh           SOLE                         NONE
Pepsico Incorporated             COM                713448108    1,337     18921   sh           SOLE                         NONE
Wal Mart Stores Inc              COM                931142103    1,330     19075   sh           SOLE                         NONE
Wal Mart Stores Inc              COM                931142103      593      8500   sh           OTHER                        NONE
Ishares Tr Russell 2000          RUSSELL 2000       464287655    1,274     16010   sh           SOLE                         NONE
JP Morgan                        COM                46625H100    1,263     35354   sh           SOLE                         NONE
Tyco International               COM                H89128104    1,260     23845   sh           SOLE                         NONE
Kraft Foods Inc                  COM                50075N104    1,251  32402.47   sh           SOLE                         NONE
Bristol Myers Squibb             COM                110122108    1,247     34677   sh           SOLE                         NONE

Ishares DJ International Div     DJ INTL SEL DIVD   464288448    1,246     41445   sh           SOLE                         NONE
Wells Fargo & Co                 COM                949746101    1,176     35178   sh           SOLE                         NONE
Vanguard Mid Cap ETF             MID CAP ETF        922908629    1,165     15085   sh           SOLE                         NONE
AT & T                           COM                00206R102    1,147  32150.93   sh           SOLE                         NONE
Proctor & Gamble                 COM                742718109    1,141     18621   sh           SOLE                         NONE
Cardinal Health Inc              COM                14149Y108    1,119     26654   sh           SOLE                         NONE
Motorola Solutions Inc           COM                620076307    1,078     22416   sh           SOLE                         NONE
Capital One Financial            COM                14040H105    1,033     18891   sh           SOLE                         NONE
Foot Locker Inc                  COM                344849104    1,017     33246   sh           SOLE                         NONE
Duke Power Co                    COM                26441C105      997     43241   sh           SOLE                         NONE
Caterpillar Inc                  COM                149123101      970     11429   sh           SOLE                         NONE
C S X Corp                       COM                126408103      938     41941   sh           SOLE                         NONE
Amazon Com Inc                   COM                023135106      920      4030   sh           SOLE                         NONE
Cisco Systems Inc                COM                17275R102      857     49938   sh           SOLE                         NONE
Intrcontinentalexchange          COM                45865V100      857      6305   sh           SOLE                         NONE
Aetna Life & Casualty            COM                00817Y108      826     21298   sh           SOLE                         NONE
Anadarko Petroleum Corp          COM                032511107      789     11912   sh           SOLE                         NONE
Goldman Sachs Group              COM                38141G104      783      8164   sh           SOLE                         NONE
Emerson Electric Co              COM                291011104      777     16690   sh           SOLE                         NONE
Conocophillips                   COM                20825C104      770     13785   sh           SOLE                         NONE
Phillip Morris Co.               COM                02209S103      769     22261   sh           SOLE                         NONE
Edwards Lifesciences Cp          COM                28176E108      767      7425   sh           SOLE                         NONE
American Express                 COM                025816109      753     12941   sh           SOLE                         NONE
Bp Plc Adr                       COM                055622104      737     18178   sh           SOLE                         NONE
Williams Companies               COM                969457100      704     24430   sh           SOLE                         NONE
Lockheed Martin Corp             COM                539830109      701      8054   sh           SOLE                         NONE
Stericycle Inc                   COM                858912108      697      7605   sh           SOLE                         NONE
Metlife Inc                      COM                59156R108      691     22395   sh           SOLE                         NONE
Sch US Div Equity Etf            US DIVIDEND EQ     808524797      689     24816   sh           SOLE                         NONE
Ishares Msci Emrg Mkt Fd         US DIVIDEND EQ     464287234      686     17533   sh           SOLE                         NONE
Fair Isaac & Co                  COM                303250104      675     15975   sh           SOLE                         NONE
Google Inc                       COM                38259P508      672      1159   sh           SOLE                         NONE
Coca Cola                        COM                191216100      671      8585   sh           SOLE                         NONE
Visa Inc Cl A                    COM                92826C839      666      5390   sh           SOLE                         NONE
Wisdomtree Smallcap Div          SMALLCAP DIV       97717W604      665     13790   sh           SOLE                         NONE
Wisdomtree Midcap Divdnd ETF     MIDCAP DIVI FD     97717W505      623     11407   sh           SOLE                         NONE
Bank Of America Corp             COM                060505104      622     76006   sh           SOLE                         NONE
Bank Of America Corp             COM                60505104        12      1500   sh           OTHER                        NONE
Nextera Energy Inc               COM                65339F101      598      8690   sh           SOLE                         NONE
Woodward Inc                     COM                980745103      579     14675   sh           SOLE                         NONE
Stryker Corp                     COM                863667101      569  10319.19   sh           SOLE                         NONE
Stryker Corp                     COM                863667101       63      1147   sh           OTHER                        NONE
Ishares Tr Russell 2000 Growth   RSL 2000 GROW      464287648      549      6000   sh           SOLE                         NONE
Walt Disney                      COM                254687106      531     10950   sh           SOLE                         NONE
Ishares Ftse China               FTSE CHINA 25 IDX  464287184      483     14353   sh           SOLE                         NONE
Schwab Intl Small Cap ETF        INTL SCEQT ETF     808524888      454     18819   sh           SOLE                         NONE
Ishares Tr Russell 1000          RUSSELL 1000       464287622      452      6010   sh           SOLE                         NONE
Monsanto Co                      COM                61166W101      414      5000   sh           SOLE                         NONE
Monsanto Co                      COM                61166W101       66       800   sh           OTHER                        NONE

Abbott Labs                      COM                002824100      410      6354   sh           SOLE                         NONE
Schwab US Large Cap ETF          US LRG CAP ETF     808524201      406     12573   sh           SOLE                         NONE
Oracle Corporation               COM                68389X105      390     13122   sh           SOLE                         NONE
Powershs Db Commdty Indx         UNIT BEN INT       73935S105      389     15126   sh           SOLE                         NONE
Halliburton Co                   COM                406216101      377     13262   sh           SOLE                         NONE
Bank Of New York Co              COM                064058100      368     16751   sh           SOLE                         NONE
Semtech Corp                     COM                816850101      367     15100   sh           OTHER                        NONE
Semtech Corp                     COM                816850101       72      3000   sh           SOLE                         NONE
Sch US Agg Bnd Etf               US AGGREGATE B     808524839      365      6970   sh           SOLE                         NONE
Charles Schwab                   COM                808513105      356     27528   sh           SOLE                         NONE
Medtronic Inc                    COM                585055106      351      9055   sh           SOLE                         NONE
Philip Morris Intl Inc           COM                718172109      301      3447   sh           SOLE                         NONE
Intl Game Technology             COM                459902102      287     18200   sh           SOLE                         NONE
Chemical Financial Corp          COM                163731102      281     13093   sh           OTHER                        NONE
Nike Inc                         COM                654106103      273      3105   sh           SOLE                         NONE
Adobe Systems Inc                COM                00724F101      267      8244   sh           SOLE                         NONE
Deere & Co                       COM                244199105      257      3174   sh           SOLE                         NONE
Darden Restaurants Inc           COM                237194105      256      5055   sh           SOLE                         NONE
International Paper Co           COM                460146103      251      8675   sh           SOLE                         NONE
United Technologies              COM                913017109      242      3210   sh           SOLE                         NONE
Dow Chemical                     COM                260543103      240      7622   sh           SOLE                         NONE
Schwab Intl Equities ETF         INTL EQTY ETF      808524805      238      9861   sh           SOLE                         NONE
Phillips                         COM                718546104      229      6891   sh           SOLE                         NONE
Ishares Tr S&P Midcap            S&P MIDCAP 400     464287507      229      2429   sh           SOLE                         NONE
Colgate Palmolive                COM                194162103      223      2145   sh           SOLE                         NONE
Ford Motor Company               COM                345370860      223     23248   sh           SOLE                         NONE
U S Bancorp                      COM                902973304      222      6911   sh           SOLE                         NONE
Hewlett-Packard Company          COM                428236103      220  10956.29   sh           SOLE                         NONE
Spdr Technology ETF              TECHNOLOGY         81369Y803      219      7613   sh           SOLE                         NONE
Merck & Co Inc                   COM                58933Y105      217      5199   sh           SOLE                         NONE
Ishares Tr Russell 1000 Growth   RUSSELL1000GRW     464287614      214   3382.42   sh           SOLE                         NONE
Illinois Tool Works Inc          COM                452308109      209      3960   sh           SOLE                         NONE
General Electric                 COM                369604103      208     10000   sh           SOLE                         NONE
Chubb Corporation                COM                171232101      202      2775   sh           SOLE                         NONE
B C E Inc                        COM                05534B760      201      4873   sh           SOLE                         NONE
Corning Inc.                     COM                219350105      184     14219   sh           SOLE                         NONE
Weatherford Intl Ltd             COM                H27013103      157     12410   sh           SOLE                         NONE
Independent Bank Corp Mi         COM                453838609       42     17003   sh           OTHER                        NONE